Fair Value of Financial Instruments - Summary of Assets Measured at Fair Value on Recurring Basis (Details) - Level 1 - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents	$ 76,257	$ 51,901
Money Market Funds
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash equivalents	$ 76,257	$ 51,901